Economic Dependency and Concentration of Credit Risk (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	Dec. 31, 2025	Dec. 31, 2024
Common stock of plan sponsor
Economic Dependency and Concentration of Credit Risk
Percentage of investments	17.00%	19.00%
Mutual funds | Vanguard
Economic Dependency and Concentration of Credit Risk
Percentage of investments	48.00%	44.00%
Mutual funds | JP Morgan
Economic Dependency and Concentration of Credit Risk
Percentage of investments	10.00%	10.00%